Equity dividends - Ordinary dividends paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity dividends
Ordinary dividends paid	£ 1,181	£ 1,121	£ 1,059